DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q1) (Details)		3 Months Ended		7 Months Ended	12 Months Ended
	Aug. 12, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) Subsidiary	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Number of subsidiaries | Subsidiary		1
Proceeds from Issuance of Equity [Abstract]
Transaction costs	$ 14,413,362
Underwriting fees	5,000,000
Deferred underwriting fees	8,750,000
Other offering costs	663,362
Investment of cash in Trust Account	$ 250,000,000	$ 0	$ 0	$ 250,000,000	$ 0
Amount of interest to pay dissolution expenses		$ 100,000			$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.00
Warrants issued (in shares) | shares	7,000,000				7,000,000
Gross proceeds from issuance of warrants	$ 7,000,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	25,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares	25,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Redemption price (in dollars per share) | $ / shares	$ 10.00